NORTHERN LIGHTS FUND TRUST II

May 6, 2013

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:

Northern Lights Fund Trust II – Al Frank Fund and Al Frank Dividend Value Fund

Post Effective Amendment No. 101 to the Registration Statement on Form N-1A

Registration Statement File Nos. 333-174926 and 811-22549

 Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by Northern Lights Fund Trust II (the “Trust”), on behalf of the Al Frank Fund and Al Frank Dividend Value Fund (the “Funds”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the following document that would have been filed pursuant to paragraphs (b) or (c) of Rule 497 under the 1933 Act would not have differed from th at contained in Post-Effective Amendment No. 101 (SEC Accession No. 0000910472-13-001618) to the Trust’s Registration Statement on Form N-1A (the “Amendment”):

1.

Statement of Additional Information for the Al Frank Fund Advisor Class and Investor Class Shares and the Al Frank Dividend Value Fund Advisor Class and Investor Class  Shares.

 The text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on April 30, 2013.

Questions related to this filing should be directed to David J. Baum of Alston & Bird LLP at (202) 239-3346.

                                                Very truly yours,

/s/ Kevin Wolf

                               Kevin Wolf

                                              President